OTHER CURRENT LIABILITIES AND OTHER NON-CURRENT LIABILITIES	6 Months Ended	12 Months Ended
	Dec. 26, 2020	Jun. 27, 2020
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Note 15. OTHER CURRENT LIABILITIES AND OTHER NON-CURRENT LIABILITIES

As of December 26, 2020 and June 27, 2020, other current liabilities consist of the following:

	December 26,	June 27,
	2020	2020

Accrued Interest Payable	$1,857,304	$9,051,650
Contingent Consideration	87,893	8,951,801
Derivatives	418,576	546,076
Other Current Liabilities	11,098,390	1,728,854

Total Other Current Liabilities	$13,462,163	$20,278,381

Contingent Consideration

Contingent consideration recorded relates to a business acquisition during the year ended June 27, 2020. The contingent consideration related to the acquisition of One Love Beach Club is based upon fair value of the additional shares required to be paid upon the expiration of the lock-up and is based upon the fair market value of the Company’s trading stock and is considered a Level 1 categorization in the fair value hierarchy. Contingent consideration classified as a liability and measured at fair value in accordance with ASC 480, “Distinguishing Liabilities from Equity”. The contingent consideration is remeasured at fair value at each reporting period with changes recorded in profit and loss in the Condensed Consolidated Statements of Operations. During the six months ended December 26, 2020, the lock-up period expired and the contingent consideration was reclassified as other current liabilities on the Condensed Consolidated Balance Sheets as of December 26, 2020.

Derivative Liabilities

A reconciliation of the beginning and ending balance of derivative liabilities and change in fair value of derivative liabilities for the six months ended December 26, 2020 is as follows:

December 26,
2020

Balance at Beginning of Period	$546,076

Change in Fair Value of Derivative Liabilities	(127,500)

Balance at End of Period	$418,576

Fair value was measured based on Level 1 inputs on the fair value hierarchy since there are quoted prices in active markets for these warrants. The Company used the closing price of the publicly-traded warrants to estimate fair value of the derivative liability as of December 26, 2020.

As of June 27, 2020 and June 29, 2019, other current liabilities consist of the following:

	2020	2019

Accrued Interest Payable	$9,051,650	$2,819,594
Contingent Consideration	8,951,801	774,000
Other Current Liabilities	1,728,854	52,786

Total Other Current Liabilities	$19,732,305	$3,646,380

As of June 27, 2020 and June 29, 2019, other non-current liabilities, net of current portion, consist of the following:

	2020	2019

Deferred Gain on Sale of Assets (1)(2)	$4,164,713	$4,731,338
Contingent Consideration	-	20,197,690
Other Long Term Liabilities	50,820	-

Total Other Non-Current Liabilities	$4,215,533	$24,929,028

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(1)	See “Note 16 - Leases” for further information.
(2)	The current portion of Deferred Gain on Sale of Assets of $566,627 is recorded in Accounts Payable and Accrued Liabilities.

Contingent Consideration

Contingent consideration recorded relates to a business acquisition (see “Note 9 - Business Acquisitions”). The contingent consideration related to the acquisition of One Love Beach Club is based upon fair value of the additional shares required to be paid upon the expiration of the lock-up and is based upon the fair market value of the Company’s trading stock and is considered a Level 1 categorization in the fair value hierarchy. Contingent consideration classified as a liability and measured at fair value in accordance with ASC 480, “Distinguishing Liabilities from Equity”. The contingent consideration is remeasured at fair value at each reporting period with changes recorded in profit and loss in the Consolidated Statement of Operations.

As of June 29, 2019, the Company evaluated the contingent consideration related to an asset acquisition and remeasured the liability at fair value of $20,197,689. The increase in the contingent consideration of $8,438,690 was capitalized to the assets acquired, which was a dispensary license. Refer to “Note 11 - Intangible Assets”. On November 12, 2019, the Company entered into an agreement to amend the cash earn out due in December 2020 to $10,000,000 in Class B Subordinate Voting Shares due in December 2019. In conjunction with the amendment to settle the contingent consideration, the Company issued 10,691,455 Subordinate Voting Shares in full settlement valued at $10,811,219. The value of the acquired assets was adjusted for the change in fair value of the liability upon settlement of $9,386,471. As of June 27, 2020, there is no contingent consideration resulting from asset acquisitions on the Consolidated Balance Sheet. Remeasurement of the contingent liability after the date of acquisition is capitalized as part of the cost of the assets acquired and is allocated to increase the eligible assets on a relative fair value basis. The value of amortizable or depreciable identifiable assets are adjusted when contingent consideration is recognized at a later date in accordance with ASC 450 wherein the change in amortization or depreciation expense is recognized on a prospective basis.